Other liabilities - Disclosure of analysis of other liabilities by due date (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€ 14,911	€ 15,138
Due within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	11,830	9,984
Due between one and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	3,038	5,124
Due beyond five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	43	30
Total due after one year (Non-Current)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€ 3,081	€ 5,154